Cash and Cash Equivalent- Summary of Cash and Cash Equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [abstract]
Cash on hand	S/ 996	S/ 1,323
Remittances in-transit	2,340	5,664
Bank accounts	300,552	225,101
Escrow account	471,339	507,982
Deposits in financial institutions	95,265	210,631
Total	S/ 900,168	S/ 950,701	S/ 807,214